Curian/American Funds Global Growth Fund
Prospectus [Line Items]
Expense [Heading]
In the summary prospectus for the Curian/American Funds® Global Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:

Operating Expenses Caption [Text]	Annual Fund Operating Expenses[1] (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/American Funds Global Growth Fund
Management Fees		1.33%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses		1.74%
Less Waiver/Reimbursement	[2]	(0.65%)
Total Annual Fund Operating Expenses After Waiver/Reimbursement		1.09%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the current fiscal year. The Administrative Fee has been restated to reflect a change in the administrative services fee rate effective January 2, 2014.
[2]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.65%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, this fee waiver will continue for at least one year from the date of Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Footnotes [Text Block]	The fee table and example reflect the expenses of both the Fund and the Master Fund.